Entry Into a Material Definitive Agreement	9 Months Ended
Sep. 30, 2020
Entry Into A Material Definitive Disclosure [Abstract]
ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT
NOTE 6. ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT
On July 10, 2020, the Company entered into a business combination agreement and plan of reorganization (the “Business Combination Agreement”) with Spartan Merger Sub Inc., a Delaware corporation and the Company’s wholly owned subsidiary of (“Merger Sub”), and Fisker Inc., a Delaware corporation (“Fisker”), pursuant to which Merger Sub will be merged with and into Fisker (the “Merger,” together with the other transactions related thereto, the “Proposed Transactions”), with Fisker surviving the Merger as the Company’s wholly owned subsidiary. The parties expect the Proposed Transactions to be completed in the fourth quarter of 2020, subject to, among other things, the approval of the Proposed Transactions by the Company’s stockholders, satisfaction of the conditions stated in the Business Combination Agreement and other customary closing conditions.
In connection with the execution of the Business Combination Agreement, on July 10, 2020, the Sponsor entered into a Sponsor Agreement with the Company pursuant to which the Sponsor will, immediately prior to, and conditioned upon, the effective time of the Merger, automatically and irrevocably surrender and forfeit to the Company, for no consideration and as a contribution to our capital, 441,176 shares of the Company’s Class B common stock, par value $0.0001 per share (the “Sponsor Shares”), whereupon the Sponsor Shares will be canceled.
In connection with the execution of the Business Combination Agreement, on July 10, 2020, the Company entered into separate subscription agreements (collectively, the “Subscription Agreements”) with a number of investors (collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 50,000,000 shares of the Company’s Class A common stock, par value $0.0001 per share (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $500,000,000, in a private placement (the “PIPE”).
The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the concurrent consummation of the Proposed Transactions. The purpose of the PIPE is to raise additional capital for use by the combined company following the closing of the Merger.
Pursuant to the Subscription Agreements, the Company agreed that, within 30 calendar days after the consummation of the Proposed Transactions, the Company will file with the SEC (at its sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “PIPE Resale Registration Statement”), and that the Company will use our commercially reasonable efforts to have the PIPE Resale Registration Statement declared effective as soon as practicable after the filing thereof.
On October 5, 2020, the Company filed a definitive proxy statement with the SEC in regards to the above business combination agreement as well as additional proposals for stockholders to vote on at a special meeting on October 28, 2020.